Other Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) mine	Dec. 31, 2024 CAD ($)
Other Commitments [Line Items]
Employee future benefits (Note 24)	$ 429	$ 446
AROs (Note 3)	260	249
Stock-based compensation plans (Note 20)	145	113
Customer and other deposits	118	128
Manufactured gas plant site remediation	98	101
Deferred compensation plan (Note 9)	67	63
Operating leases (Note 15)	44	47
Derivatives (Note 26)	31	66
Mine reclamation obligations	25	40
Retail energy contract	14	20
Other	44	41
Other liabilities	$ 1,275	$ 1,314
TEP | Coal Mine Reclamation
Other Commitments [Line Items]
Number of mines | mine	2
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period	8 years